Financial Risk Management - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%	5.00%
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	$ 6,800,000
Other purchase commitments	$ 0
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 200,000
Decrease in profit	200,000
Decrease non-current borrowings	300,000
Increase in profit	$ 300,000
Percentage of decrease in net sales	20.00%
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	$ 16,100,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 3,900,000
Currency Risk | USD
Disclosure of Financial Risk Management [Line Items]
Percentage Of Cash Held	98.00%	89.00%
Currency Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Percentage Of Cash Held	2.00%	11.00%
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months